Ordinary Shares	12 Months Ended
Dec. 31, 2019
Ordinary Shares [Abstract]
Ordinary Shares

14. Ordinary Shares

For the years ended December 31, 2017, 2018 and 2019, 6,713,415, 6,423,214 and 2,978,728 share options and restricted share units were exercised and vested to Class A ordinary shares.